INCOME TAXES - Schedule of Tax Pools (Details) $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 9,342.9		$ 10,600.7
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	6,805.9		8,281.0
Unites States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 2,537.0		$ 2,319.7
Tax loss carryforwards translated and foreign exchange rate		$ 1,760		$ 1,760